Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK GLOBAL ALLOCATION FUND, INC.	Feb. 26, 2021
FtseWorldExUsIndex [Member]
Average Annual Return:
1 Year	10.04%
5 Years	9.06%
10 Years	5.52%
ReferenceBenchmark [Member]
Average Annual Return:
1 Year	13.34%
5 Years	9.51%
10 Years	7.53%
FtseNonToUsDollarWorldGovernmentBondIndex [Member]
Average Annual Return:
1 Year	10.78%
5 Years	5.17%
10 Years	1.88%
IceBofamlCurrentFiveToYearUsTreasuryIndex [Member]
Average Annual Return:
1 Year	7.20%
5 Years	3.13%
10 Years	2.88%
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
FtseWorldIndex [Member]
Average Annual Return:
1 Year	16.33%
5 Years	12.82%
10 Years	9.92%
Investor A Shares
Average Annual Return:
1 Year	14.45%
5 Years	7.82%
10 Years	5.94%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.84%
5 Years	6.38%
10 Years	4.44%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.21%
5 Years	5.75%
10 Years	4.27%
Investor C Shares
Average Annual Return:
1 Year	18.91%
5 Years	8.17%
10 Years	5.88%
Institutional Shares
Average Annual Return:
1 Year	21.12%
5 Years	9.29%
10 Years	6.80%
Class R Shares
Average Annual Return:
1 Year	20.43%
5 Years	8.64%
10 Years	6.15%